Accrued liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2020
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

			Environmental
	Asset retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2019	8,835,420	137,429	945,439	9,918,288
Increase in abandonment costs	2,307,453	—	—	2,307,453
Additions	143,320	32,108	237,181	412,609
Uses	(291,793)	(31,709)	(106,448)	(429,950)
Financial costs	258,464	—	—	258,464
Effect of control loss in subsidiaries (Note 28)	(23,874)	(20,117)	—	(43,991)
Adjustment on fair value for business combination	31,137	—	—	31,137
Foreign currency translation	37,239	428	5,476	43,143
Transfers	(58,041)	—	(11,382)	(69,423)
Balance as of December 31, 2020	11,239,325	118,139	1,070,266	12,427,730
Current	949,638	46,844	224,627	1,221,109
Non-current	10,289,687	71,295	845,639	11,206,621
	11,239,325	118,139	1,070,266	12,427,730

			Environmental
	Asset retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2018	6,719,275	127,945	906,792	7,754,012
Increase in abandonment costs	2,188,928	—	—	2,188,928
Additions	112,486	58,913	90,854	262,253
Uses	(410,191)	(45,342)	(59,755)	(515,288)
Financial costs	226,803	—	3	226,806
Foreign currency translation	(5,240)	79	1,211	(3,950)
Transfers	3,359	(4,166)	6,334	5,527
Balance as of December 31, 2019	8,835,420	137,429	945,439	9,918,288
Current	589,411	28,662	171,224	789,297
Non–current	8,246,009	108,767	774,215	9,128,991
	8,835,420	137,429	945,439	9,918,288

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2017	5,527,324	182,966	827,159	6,537,449
Increase in abandonment costs	1,062,280	—	—	1,062,280
Additions	71,015	61,851	174,780	307,646
Uses	(182,130)	(114,647)	(100,215)	(396,992)
Financial costs	186,518	—	—	186,518
Foreign currency translation	54,610	(2,368)	10,983	63,225
Transfers	(342)	143	(5,915)	(6,114)
Balance as of December 31, 2018	6,719,275	127,945	906,792	7,754,012
Current	549,678	88,623	176,108	814,409
Non-current	6,169,597	39,322	730,684	6,939,603
	6,719,275	127,945	906,792	7,754,012

Schedule of unrecorded contingent liabilities

	2020		2019
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Constitutional action	20	15,810,719	16	15,689,778
Ordinary administrative	156	714,606	162	781,686
Ordinary labor	659	54,030	614	51,029
Ordinary civil	54	6,363	54	17,956
Executive administrative	2	11,951	1	28
Special labor	15	3,106	13	720
Penal	2	595	1	595
Action of protection	234	47	112	10
Executive civil	1	—	1	—
	1,143	16,601,417	974	16,541,802

Schedule of contingent assets

	2020		2019
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Ordinary administrative	99	402,380	37	384,215
Arbitration	2	138,386	1	67,232
Ordinary civil	114	82,572	75	86,363
Penal	149	61,466	156	60,177
Executive civil	57	5,299	61	4,912
Ordinary labor	48	3,129	50	3,295
Executive administrative	10	2,450	11	4,028
Special labor	84	426	57	307
Action of protection	5	-	4	-
	568	696,108	452	610,529